Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	REGENERON PHARMACEUTICALS, INC.
Document Period End Date	Aug. 03, 2023
Entity Incorporation, State or Country Code	NY
Entity File Number	000-19034
Entity Tax Identification Number	13-3444607
Entity Address, Address Line One	777 Old Saw Mill River Road
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591-6707
City Area Code	914
Local Phone Number	847-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - par value $.001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Trading Symbol	REGN